Hatteras Alpha Hedged Strategies Fund
Hatteras Long/Short Equity Fund
Hatteras Hedged Strategies Fund
 (the “Funds”)

Each a series of Hatteras Alternative Mutual Funds Trust

No Load Shares
Class A Shares
Class C Shares
Institutional Class Shares
June 26, 2013

Supplement to the Prospectuses and
Statement of Additional Information (“SAI”)
dated April 30, 2012, as Supplemented May 17, 2013

The following information supplements the sections titled “Investment Sub-Advisors to the Underlying Funds” beginning on page 60 of the Prospectus for Hatteras Alpha Hedged Strategies Fund and Hatteras Long/Short Equity Fund (the “Combined Prospectus”) and page 20 of the Prospectus for Hatteras Hedged Strategies Fund (the “Hedged Strategies Prospectus”) and the section titled “Sub-Advisors” beginning on page 35 of the Funds’ SAI.

Effective on or about June 26, 2013, Chartwell Investment Partners (“Chartwell”) will cease managing any portion of the Long/Short Equity portfolio and will commence managing a portion of the Market Neutral portfolio.  Accordingly, as of such effective date, all references to Chartwell as a sub-advisor for the Long/Short Equity portfolio are revised to refer to the Market Neutral portfolio.

Please retain this Supplement with your
Prospectus and SAI for future reference.

Hatteras Alpha Hedged Strategies Fund
Hatteras Long/Short Equity Fund
Hatteras Long/Short Debt Fund
Hatteras Managed Futures Strategies Fund
Hatteras Hedged Strategies Fund
(the “Funds”)

Each a series of Hatteras Alternative Mutual Funds Trust

No Load Shares
Class A Shares
Class C Shares
Institutional Class Shares

June 26, 2013

Supplement to the Prospectuses and
Statement of Additional Information (“SAI”)
dated April 30, 2013, as Supplemented May 17, 2013

The following information supplements the sections titled “Investment Sub-Advisors to the Underlying Funds” beginning on page 60 of the Prospectus for Hatteras Alpha Hedged Strategies Fund and Hatteras Long/Short Equity Fund (the “Combined Prospectus”) and page 20 of the Prospectus for Hatteras Hedged Strategies Fund (the “Hedged Strategies Prospectus”) and the section titled “Sub-Advisors” beginning on page 35 of the Funds’ SAI.

Effective on or about June 26, 2013, Chartwell Investment Partners (“Chartwell”) will cease managing any portion of the Long/Short Equity portfolio and will commence managing a portion of the Market Neutral portfolio.  Accordingly, as of such effective date, all references to Chartwell as a sub-advisor for the Long/Short Equity portfolio are revised to refer to the Market Neutral portfolio.

Additionally, please note the following information:

Effective May 1, 2013, 2100 Xenon Group, LLC no longer serves as a trading advisor to the Managed Futures Strategies Underlying Fund.

Effective May 15, 2013, SW Asset Management, LLC no longer serves as a sub-advisor to the Relative Value – Long/Short Debt Underlying Fund.

Effective June 14, 2013, TWIN Capital Management, Inc. no longer serves as a sub-advisor to the Market Neutral Underlying Fund.

Effective June 15, 2013, Phineus Partners, L.P. no longer serves as a sub-advisor to the Long/Short Equity Underlying Fund.

Please disregard all references to these trading and sub-advisors in the Funds’ Prospectuses and SAI.

Please retain this Supplement with your
Prospectus and SAI for future reference.